ING [Logo]
ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY


                            PROSPECTUS SUPPLEMENT
                           DATED FEBRUARY 18, 2005
                 TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS
                                     FOR

          DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                  ISSUED BY
                  ING USA ANNUITY AND LIFE INSURANCE COMPANY

              ("GOLDENSELECT ACCESS ONE", "GOLDENSELECT LANDMARK",
           "GOLDENSELECT LEGENDS", "CUSTOMIZED SOLUTIONS ING FOCUS",
      "RETIREMENT SOLUTIONS ING ROLLOVER CHOICE", "SMARTDESIGN ADVANTAGE",
      "SMARTDESIGN SIGNATURE" AND "WELLS FARGO ING LANDMARK" PROSPECTUSES)

              FOR USE ONLY IN THE COMMONWEALTH OF MASSACHUSETTS

                      --------------------------------

The information in this supplement updates and amends certain information contained in the above listed prospectuses. You should read and keep this supplement along with the prospectus.

For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

          1.   The Fixed Interest Division is not available.

          2.   TSA loans are not available.

          3.   The Nursing Home Surrender Charge Waiver is not available.

ING [Logo]
ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.




GS-SD - MA Supplement - 135242                                       02/18/2005